Loans (Details)	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Loans [Abstract]
Interest expenses	¥ 2,346,136	$ 252	¥ 1,045,821	¥ 1,232,925